Activity Related to Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation Allowance [Line Items]
Balance at the beginning of the period	$ 135	$ 21	$ 39
Bad debt expense	321	133	15
Accounts written off	(149)	(19)	(33)
Balance at the end of the period	$ 307	$ 135	$ 21